Inventories - Summary of Inventories (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of Inventories [Line Items]
Inventories	$ 4,183,601	$ 86,113,142	$ 52,605,661
Refined and petrochemicals products [member]
Disclosure of Inventories [Line Items]
Inventories		40,359,715	32,175,910
Products in transit [member]
Disclosure of Inventories [Line Items]
Inventories		21,614,227	3,476,807
Crude oil [member]
Disclosure of Inventories [Line Items]
Inventories		18,540,376	11,997,570
Materials and products in stock [member]
Disclosure of Inventories [Line Items]
Inventories		5,036,587	4,736,659
Materials in transit [member]
Disclosure of Inventories [Line Items]
Inventories		313,899	76,579
Gas and condesate products [member]
Disclosure of Inventories [Line Items]
Inventories		$ 248,338	$ 142,136